Revenue Recognition - Summary of Net Sales by End Market (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
OEM Net Sales	$ 48,863	$ 39,946	$ 137,392	$ 109,747	$ 153,186	$ 111,256
Aftermarket Net Sales	54,656	42,861	154,986	121,295	164,291	128,178
Total Net Sales	103,519	82,807	292,378	231,042	317,477	239,434
Commercial Aerospace
Disaggregation of Revenue [Line Items]
OEM Net Sales	15,824	14,574	46,316	40,487	54,726	40,792
Aftermarket Net Sales	29,058	23,886	81,101	67,016	89,204	66,697
Total Net Sales	44,882	38,460	127,417	107,503	143,930	107,489
Business Jet and General Aviation
Disaggregation of Revenue [Line Items]
OEM Net Sales	19,911	11,701	53,556	31,391	47,016	31,207
Aftermarket Net Sales	10,121	7,729	29,253	20,516	29,028	17,053
Total Net Sales	30,032	19,430	82,809	51,907	76,044	48,260
Total Commercial
Disaggregation of Revenue [Line Items]
OEM Net Sales	35,735	26,275	99,872	71,878
Aftermarket Net Sales	39,179	31,615	110,354	87,532
Total Net Sales	74,914	57,890	210,226	159,410
Defense
Disaggregation of Revenue [Line Items]
OEM Net Sales	10,152	8,004	26,793	22,546	30,399	26,631
Aftermarket Net Sales	11,810	7,218	32,681	21,056	28,839	31,554
Total Net Sales	21,962	15,222	59,474	43,602	59,238	58,185
Other
Disaggregation of Revenue [Line Items]
OEM Net Sales	2,976	5,667	10,727	15,323	21,045	12,626
Aftermarket Net Sales	3,667	4,028	11,951	12,707	17,220	12,874
Total Net Sales	$ 6,643	$ 9,695	$ 22,678	$ 28,030	$ 38,265	$ 25,500